1306696

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

07081938

SEC MAIL PROCESSING SECTION RECEIVED OCT 30 2007 WASH, D.C. 186

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Elekta AB 2007 Share Unit Plan

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☒ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

PROCESSED NOV 05 2007 THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Elekta AB

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (including Area Code)
Box 7593, 10393 Stockholm, Sweden	+46 8 587 254 00
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) idem	Telephone Number (including Area Code) +46 8 587 254 00

Brief Description of Business

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 1 1 Year 9 4 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State; CN for Canada; FN for other foreign jurisdiction) F N

GENERAL INSTRUCTIONS

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).
When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.
Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.
Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.
Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.
Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

CLI-1234262v1

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Laurent Leksell

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Akbar Seddigh

Business or Residence Address (Number and Street, City, State, Zip Code)
Centralvägen 18, 183 57 Täby, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Johannes Barella

Business or Residence Address (Number and Street, City, State, Zip Code)
Irenelaan 38, 5583 AE Waalre, Netherlands

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Tommy Karlsson

Business or Residence Address (Number and Street, City, State, Zip Code)
15 Rue Lebouteux, 75017 Paris, France

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Carl Palmstierna

Business or Residence Address (Number and Street, City, State, Zip Code)
Narvavägen 8, 115 23 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Magnus Schmidt

Business or Residence Address (Number and Street, City, State, Zip Code)
44, Avenue de la Prouveresse, 06530 Peymeinade, France

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Birgitta Stymne Göransson

Business or Residence Address (Number and Street, City, State, Zip Code)
Mariatorget 1 A, 118 48 Stockholm, Sweden

A. BASIC IDENTIFICATION DATA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Gerry vanOortsmarsen

Business or Residence Address (Number and Street, City, State, Zip Code)
18 Prince of Wales Court, 227/229 Kingsway, Hove, East Sussex, BN3 4HF, England

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Joseph Jachinowski

Business or Residence Address (Number and Street, City, State, Zip Code)
760 Dolores Street, San Francisco, CA 94110

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Håkan Bergström

Business or Residence Address (Number and Street, City, State, Zip Code)
Tryffelstigen 2, 61163 Nyköping, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Sverker Glans

Business or Residence Address (Number and Street, City, State, Zip Code)
Avstyckningsvägen 18, 175 50 Järfälla, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Tomas Puusepp

Business or Residence Address (Number and Street, City, State, Zip Code)
Neglingevägen 52, 133 34 Saltsjöbaden, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Sedihn Johan

Business or Residence Address (Number and Street, City, State, Zip Code)
19 Wimblehurst Road, Horsham, RH12 2EA West Sussex, United Kingdom

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ejemyr Peter

Business or Residence Address (Number and Street, City, State, Zip Code)
Skylvagen 72, 187 54 Taby, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Thunman Asa

Business or Residence Address (Number and Street, City, State, Zip Code)
Missnestigen 2, 142 64 Trangsund, Sweden

A. BASIC IDENTIFICATION DATA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Isberg Karin

Business or Residence Address (Number and Street, City, State, Zip Code)
Norrtullsgatan 24, 113 45 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Stieber Volker

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Tanbridge House, Tanbridge Park, Horsham, West Sussex, United Kingdom

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☒ No ☐

   Answer also in Appendix, Column 2, if filing under ULOE.

   What is the minimum investment that will be accepted from any individual? $ 145,313

2. Does the offering permit joint ownership of a single unit? Yes ☐ No ☒

3. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
n/a

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [MA] [MD] [ME] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the column below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$
Equity	$ 10,241,484	$
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 511,641	$
Partnership Interests	$	$
Other (Specify)	$	$
Total	$ 10,753,125	$

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	19	$ 8,718,750
Non-accredited Investors	8	$ 2,034,375
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 3, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fee	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 5 000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (Specify finder's fees separately	☐	$
Other Expenses (identify) investment banking fees	☐	$
Total	☒	$ 5 000

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 10,748,125

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C-Question 4.b. above.

		Payments to Officers, Directors, & Affiliates		Payments to Others
Salaries and fees	☐	$	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger	☐	$	☐	$
Repayment of indebtedness	☐	$	☐	$
Working capital	☒	$ 10,748,125	☐	$
Other (specify) ____	☐	$	☐	$
____	☐	$	☐	$
Column Totals	☐		☐	$
Total Payments Listed (column totals added)			☐	$ 10,748,125

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
ELEKTA AB	[signature]	October 22, 2007
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Karin Isberg	Group VP Human Resources	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

APPENDIX

Explanations and foot notes to Elekta AB filing of SECURITIES AND EXCHANGE COMMISSION, FORM D: NOTICE OF SALE OF SECURITIES, PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

The Elekta AB 2007 Share Unit Plan

The Limited Offering Exemption refers to a Share Unit Plan offered to selected employees of the Elekta group by the parent company, Elekta AB, a publicly traded company listed on the Stockholm Stock Exchange in Sweden.

In this year's grant, the stock options shall in case of target performance and fulfillment of other vesting conditions in total entitle to 1,600,000 class B shares of the Company.

The commitment to deliver shares upon exercise of stock options granted 2007 is secured by the issuance of a subordinated debenture with detachable warrants for subscription of new class B shares of the Company in accordance with the Swedish Companies Act. The stock option is therefore structured in the way that a stock option formally gives right to acquire warrants. However, upon exercise of the stock option the employee must also immediately exercise the warrants acquired by subscription of new shares (one warrant gives right to subscribe for one share class B). The employee has no possibility to retain the warrants without an immediate exercise or dispose of the warrants in any other way than an immediate exercise. In principle, exercise of the stock option thus means acquisition of shares. The exercise price is because of the structure divided into (1) the price to acquire warrants upon exercise of the stock option which is SEK 5.90 per warrant and (2) the subscription price to subscribe for a share upon exercise of the warrant which is SEK 118.90 per share. However, since exercise of the stock option and exercise of the warrants acquired happens simultaneously, the total exercise price of SEK 124.00 must be paid by the employee as a lump sum.

Share Unit Plan offering to US employees of the Elekta group

The 2007 offering of the Elekta AB Share Unit Plan has been made to six employees of Elekta Inc., based in Norcross, GA and twenty-one employees of IMPAC Inc. of Mountain View, CA. At target performance the aggregate offering to these individuals will be 1,600,000 options. Depending on the financial performance of the Elekta group in 2007/08 the actual number of shares that the ten employees may purchase under the 2007 Share Unit Plan may vary from 0 and 1,600,000 shares.

APPENDIX

Footnotes

Point B1. At target financial performance, the lowest number of shares that any offered stock option will cover is 7,500 shares. The figure stated represents the total exercise price of an offered stock option which covers 7,500 shares at target financial performance, which is equivalent of 7,500 shares times the exercise price of 124 SEK or $19.38 (SEK/USD exchange rate of 6.40 at the date of the offering), thus a total exercise price of $145,313.

However, the employee may accept the stock option partially and in principle the employee can accept the stock option so that it only will cover one warrant (share). Thus, the minimum investment that would be accepted from any employee would be the total exercise price of one share, i.e. 124 SEK or $19.38.

Point C1. Equity corresponds to the offer to subscribe for 1,600,000 shares at a price of 118.10 SEK or $18.45 each.

Convertible securities correspond to the aggregate offer to acquire 685,000 warrants at a price of 5.90 SEK or $0.92 each.

Point C4. Legal fees are an estimate for the assistance in legal and tax evaluation of the offering in the US as well as a proportion of the estimated cost for design and implementation of the Elekta AB 2007 Share Unit Plan related to the US participants.

END